Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,051	$ 1,494
Accumulated amortization	4,600	4,200
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,051	1,494
Useful life	10 years
Amortization of intangible assets	$ 400	500	$ 1,000
2021	400
2022	400
2023	300
Accumulated amortization	$ 4,600	$ 4,200